Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,230,000.00
Total Fee Amount	307.96
Total Offset Amount	0.00
Net Fee	$ 307.96
Offering Table N/A
Offset Table N/A	N/A